FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 28, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

20. FINANCIAL INSTRUMENTS

        Financial instruments are classified into one of the following categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables, or other financial liabilities.

Fair Value

        The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2013	February 29, 2012
Held-for-trading (1)	22,959	52,975
Loans and receivables (2)	51,362	10,214
Other financial liabilities (3)	75,690	11,655
(1)
Includes cash, cash equivalents, and restricted cash

(2)
Includes trade receivables, contingent receivables and other receivables which are financial in nature

(3)
Includes accounts payable, accrued liabilities, debt facility, contingent liabilities and lease obligations which are financial in nature

        Cash and cash equivalents, restricted cash, trade receivables, other receivables, accounts payable, accrued liabilities, debt facility, contingent liabilities and lease obligations are short term financial instruments whose fair value approximates the carrying amount. As at the consolidated balance sheet dates, there are no significant differences between the carrying values of these items and their estimated fair values. All financial instruments have been measured using Level 1 inputs with the exception of the Company's contingent receivable and contingent liabilities which have been measured using a Level 3 input, a discounted cash flow model that values the underlying assets and liabilities based on expected timing of payments and receipts. The fair value of the contingent receivable is determined based on the settlement amount. (Note 25)

Interest rate risk

        Cash and cash equivalents and the Company's debt facility with fixed interest rates expose the Company to interest rate risk on these financial instruments. Net interest expense of $1,662 was recognized during year ended February 28, 2013 on the Company's cash, cash equivalents, and debt facility [year ended February 29, 2012 - Income of $393].

Credit risk

        In addition to trade receivables and other receivables, the Company is exposed to credit risk on its cash and cash equivalents, and restricted cash in the event that its counterparties do not meet their obligations. The Company does not use credit derivatives or similar instruments to mitigate this risk and, as such, the maximum exposure is the full carrying value or fair value of the financial instrument. The Company minimizes credit risk on cash and cash equivalents by transacting with only reputable financial institutions and customers.

Foreign exchange risk

        Foreign exchange risk arises because of fluctuations in exchange rates. To mitigate exchange risk, we utilize forward contracts to secure exchange rates with the objective of offsetting fluctuations in our operating expenses incurred in foreign currencies with gains or losses on the forward contracts. As at February 28, 2013 the Company had no forward contracts in place [February 29, 2012 - no contracts]. Our foreign exchange forward contracts are over-the-counter instruments. There is an active market for this instrument and, therefore, it is classified as Level 1 in the fair value hierarchy. All foreign currency gains and losses related to forward contracts are included in foreign exchange gain (loss) in the Consolidated Statements of Operations.

        As of February 28, 2013, if the US dollar had appreciated 1% against all foreign currencies, with all other variables held constant, the impact of this foreign currency change on the Company's foreign denominated financial instruments would have resulted in a increase in after-tax net income (loss) of $42 for the year ended February 28, 2013 [year ended February 29, 2012 - decrease of $67], with an equal and opposite effect if the US dollar had depreciated 1 percent against all foreign currencies at February 28, 2013.

Liquidity risk

        A risk exists that the Company will encounter difficulty in satisfying its financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities. As at February 28, 2013 the Company has cash and cash equivalent totaling $22,959 [February 29, 2012 - $52,975], and based on the recent events, as noted in Note 26, current revenue expectations, the continuing availability of credit facilities, and other options available, the Company believes that its liquidity risk is manageable.